Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges	$ 134	$ 54	$ (63)
Changes in retirement plans' funded status, Gross Amount	197	(242)	(87)
Foreign currency translation, Gross Amount	(510)	(185)	(265)
Unrealized gain (loss) on available for sale securities	(2)	(2)	(10)
Share of other comprehensive income of entities using the equity method, Gross Amount	(23)	(59)	(12)
Other comprehensive income (loss), Gross Amount	(204)	(434)	(437)
Unrealized gain (loss) on cash flow hedges	(40)	(12)	10
Changes in retirement plans' funded status, Income Taxes	(110)	23	19
Foreign currency translation, Income Taxes
Unrealized gain (loss) on available for sale securities	1	1	4
Share of other comprehensive income of entities using the equity method, Income Taxes
Other comprehensive income (loss), Income Taxes	(149)	12	33
Unrealized gain (loss) on cash flow hedges	94	42	(53)
Changes in retirement plans' funded status, Net Amount	87	(219)	(68)
Foreign currency translation, Net Amount	(510)	(185)	(265)
Unrealized gain (loss) on available for sale securities	(1)	(1)	(6)
Share of other comprehensive income of entities using the equity method, Net Amount	(23)	(59)	(12)
Other comprehensive income (loss), Net Amount	$ (353)	$ (422)	$ (404)